Share Capital - Summary of Warrants Issued and Outstanding To Certain Employees and Director (Details) - $ / shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of Warrants, Granted		535,446
Number of Warrants, Exercised	(214,178)	(321,268)
Number of shares/warrants, Outstanding, Ending Balance		214,178
Weighted average exercise price, Granted		$ 6.00
Weighted average exercise price, Exercised	$ 6.00	6.00
Weighted average price, Ending Balance		$ 6.00
Weighted Average Remaining Contractual Life (Yrs), Outstanding		1 year 7 months 28 days	2 years